Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies

27    Commitments and contingencies

In the normal course of its operations, the Company becomes involved in various legal actions, including claims relating to injuries and damage to property. The Company maintains provisions it considers to be adequate for such actions. While the final outcome with respect to actions outstanding or pending at December 31, 2014, cannot be predicted with certainty, it is the opinion of management that their resolution will not have a material adverse effect on the Company’s financial position or results of operations.

Commitments

At December 31, 2014, the Company had committed to total future capital expenditures amounting to $427 million and operating expenditures relating to supplier purchase obligations, such as locomotive maintenance and overhaul agreements, as well as agreements to purchase other goods and services amounting to approximately $1.4 billion for the years 2015-2032 of which CP estimates approximately $700 million will be incurred in the next 5 years.

As at December 31, 2014, the Company’s commitments under operating leases were estimated at $569 million in aggregate, with minimum annual payments in each of the next five years and thereafter as follows:

(in millions of Canadian dollars)	Operating leases

2015	$114
2016	88
2017	67
2018	55
2019	43
Thereafter	202

Total minimum lease payments	$569

Expenses for operating leases for the year ended December 31, 2014, were $121 million (2013 – $154 million; 2012 – $182 million).

Legal proceedings related to Lac-Mégantic rail accident

On July 6, 2013, a train carrying crude oil operated by Montreal Maine and Atlantic Railway (“MM&A”) derailed and exploded in Lac-Mégantic, Quebec on a section of railway line owned by MM&A. The previous day CP had interchanged the train to MM&A, and after that interchange MM&A exercised exclusive control over the train.

Following this incident, the Minister of Sustainable Development, Environment, Wildlife and Parks of Quebec issued an order directing certain named parties to recover the contaminants and to clean up and decontaminate the derailment site. CP was added as a named party on August 14, 2013. CP is a party to an administrative appeal with respect to this order. No hearing date on the merits of CP’s appeal has been scheduled.

A class action lawsuit has also been filed in the Superior Court of Quebec on behalf of a class of persons and entities residing in, owning or leasing property in, operating a business in or physically present in Lac-Mégantic. The lawsuit seeks damages caused by the derailment including for wrongful deaths, personal injuries, and property damages. CP was added as a defendant on August 16, 2013. The Superior Court of Quebec is not expected to release its judgment on the authorization of the class action before the end of February 2015.

In the wake of the derailment and ensuing litigation, MM&A filed for bankruptcy in Canada and the United States. In an Adversary Proceeding filed by the MM&A U.S. bankruptcy trustee against CP, Irving Oil and the World Fuel entities, CP has been accused of failing to ensure that World Fuel or Irving properly classified the oil lading and of not refusing to ship the oil in DOT-111 tank cars. CP intends to move to withdraw the bankruptcy court reference and will thereafter seek to have the claim against CP dismissed as federally preempted.

In addition, CP has received two damage to cargo notices of claims from the shipper of the oil on the derailed train, Western Petroleum. Western Petroleum has submitted U.S. and Canadian notices of claims for the same damages and, under the Carmack Amendment (the U.S. damage to cargo statute), seeks to recover for all injuries associated with, and indemnification for all claims arising from, the derailment. Both jurisdictions permit a shipper to recover the value of damaged lading against any carrier in the delivery chain, subject to limitations in the carrier’s tariffs. CP’s tariffs significantly restrict shipper damage claim rights.

At this early stage in the legal proceedings, any potential liability and the quantum of potential loss cannot be determined. Nevertheless, CP denies liability for MM&A’s derailment and will vigorously defend itself in the proceedings described above and in any proceeding that may be commenced in the future.